Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Fishing vessels [Member] | Minimum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, Estimated useful life	10 years
Fishing vessels [Member] | Maximum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, Estimated useful life	20 years
Vehicles [Member]
Business Acquisition [Line Items]
Property, plant and equipment, Estimated useful life	5 years
Office and other equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, Estimated useful life	3 years
Office and other equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Property, plant and equipment, Estimated useful life	5 years